Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0000314227
Registrant Name	TOMI ENVIRONMENTAL SOLUTIONS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	TOMI Environmental Solutions, Inc.